Equity Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Inspirato LLC
Schedule of assumptions to estimate for fair value of each option grant on the date of grant using the Black-Scholes option pricing model

	2019	2020	2021
Approximate risk-free rate	1.55%	0.33%	0.49%
Average expected life	6 years	6 years	6 years
Volatility	64.3%	65.2%	47.6%
Estimated per unit fair value of options granted	$35.80	$16.67	$12.89